COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 3,512
2018	3,178
2019	2,520
2020	442
2021	34
Thereafter	0
Total future minimum lease payments	$ 9,686